INTANGIBLE ASSETS - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	[1]		$ 122	$ 131
Amortisation for the year			1	3		$ 2
Impairment of goodwill			8	0		0
Ending balance		$ 106	106	122	[1]	131	[1]
Serra Grande
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss		45
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			214	222		260
Additions			1	1		1
Transfers and other movements				(1)		(49)
Translation			(7)	(8)		10
Ending balance		208	208	214		222
Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			(92)	(91)		(137)
Transfers and other movements				(1)		(49)
Amortisation for the year			1	3		2
Translation			1	(1)		1
Impairment of goodwill			8
Ending balance		(102)	(102)	(92)		(91)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			119	126
Ending balance		105	105	119		126
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			119	126		116
Additions			0	0		0
Transfers and other movements				0		0
Translation			(6)	(7)		10
Ending balance		113	113	119		126
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			0	0		0
Transfers and other movements				0		0
Amortisation for the year			0	0		0
Translation			0	0		0
Impairment of goodwill			8
Ending balance		(8)	(8)	0		0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			3	5
Ending balance		1	1	3		5
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			95	96		144
Additions			1	1		1
Transfers and other movements				(1)		(49)
Translation			(1)	(1)		0
Ending balance		95	95	95		96
Other | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance			(92)	(91)		(137)
Transfers and other movements				(1)		(49)
Amortisation for the year			1	3		2
Translation			1	(1)		1
Impairment of goodwill			0
Ending balance		$ (94)	$ (94)	$ (92)		$ (91)

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.